Segment Information - Schedule of Revenues by Geographic Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total operating revenue	$ 4,890,830	$ 4,441,684	$ 4,138,338
United States of America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total operating revenue	462,091	565,910	539,365
Central America and the Caribbean [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total operating revenue	248,896	539,682	442,841
Colombia [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total operating revenue	2,580,979	1,961,600	1,831,218
South America (excluding - Colombia) [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total operating revenue	732,586	933,569	840,934
Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total operating revenue	$ 866,278	$ 440,923	$ 483,980